Related party transactions (Tables)	12 Months Ended
Mar. 28, 2021
Related Party [Abstract]
Schedule of Transactions between Related Parties
Key management consists of the Board of Directors, the President and Chief Executive Officer and the executives who report directly to the President and Chief Executive Officer.

	Year ended
	March 28, 2021	March 29, 2020	March 31, 2019
	$	$	$
Short term employee benefits	13.2	9.1	13.2
Long term employee benefits	0.1	0.1	0.1
Share-based compensation	8.6	5.9	2.9
Compensation expense	21.9	15.1	16.2